GOODWILL AND INTANGIBLE ASSETS, NET - Estimated Future Amortization Expense - Q2 (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets, Net [Abstract]
2016	$ 11.5
2017	23.6	$ 22.3
2018	22.7	21.4
2019	20.1	18.9
2020	19.5	18.2
Thereafter	130.5	119.5
Total	$ 227.9	$ 223.0	$ 226.5